Inventory - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Classes Of Inventories [Abstract]
Inventories expensed during the period		$ 92,683	$ 39,210
Fair value changes in biological assets included in inventory sold and other inventory charges		66,268	$ 34,978
Fair value changes in biological assets included in inventory sold		40,509
Other inventory charges included in the fair value changes in biological assets included in inventory sold and other inventory charges		25,759
Net realizable value adjustment for anticipated price changes		$ 8,431
Inventory write-off	$ 7,903